Cover	Aug. 12, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	ELECTRIC LAST MILE SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39457
Entity Tax Identification Number	84-2308711
Entity Address, Address Line One	1055 W. Square Lake Road
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48098
City Area Code	888
Local Phone Number	825-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001784168
Amendment Flag	false
Common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ELMS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	ELMSW
Security Exchange Name	NASDAQ